Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (716,633)	$ (11,643,858)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred tax benefit	(16,380)
Depreciation and amortization	396,377	470,882
Change in fair value of convertible debt		57,985
Convertible debt issuance cost		145,569
Accrued interest for convertible debt		69,821
Amortization of share-based compensation for services	162,769	3,780,000
Change in bad debt allowances	63,462	460,116
Gain from disposal of subsidiary		(38,394)
Shares of losses in equity method investments	57,960	83,307
Amortization of operating lease right-of-use assets	65,310	93,991
Changes in operating assets:
Accounts receivable	395,388	373,948
Accounts receivable - related party
Advances to suppliers	(5,738,720)	111,149
Advances to suppliers - related party	267,230	2,096,160
Inventories	(149,681)	(522,597)
Prepayments and other current assets	79,163	179,672
Changes in operating liabilities:
Advances from customers	438,061	(369,899)
Advances from customers - related party	4,292	174,027
Accounts payable	50,499	458,172
Deferred grant - current portion		(18,202)
Accounts payable - related party	(3,031)
Accrued and other liabilities	(116,494)	(224,020)
Taxes payable	69,071	(55,605)
Operating lease liability	(63,975)	(222,494)
Net cash used in operating activities from operations	(4,755,332)	(4,540,270)
CASH FLOWS FROM INVESTING ACTIVITIES
Addition of property and equipment		(104,392)
Addition of intangible assets		(404)
Proceeds from disposal of subsidiary	176,854	511,800
Deposits for equity acquisition	(4,128,000)
Net cash used in investing activities from operations	(3,951,146)	407,004
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	5,266,800	5,520,835
Repayment of short-term bank loans	(5,266,800)	(1,313,444)
Repayment of convertible debt		(200,000)
Repayment of third-party loans	(970,463)	(154,439)
Proceeds from third-party loans	404,548	865,108
Loan to third parties	(379,343)	(709,842)
Proceeds from private placement, net	3,969,063	712,454
Proceeds from public offering	6,000,000
Proceeds from related party loans	328,116	302,873
Repayment to related party loans	(29,197)	(561,592)
Payments to non-controlling shareholders		(288,671)
Net cash provided by financing activities from operations	9,322,724	4,173,282
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(477,460)	79,928
NET INCREASE IN CASH	138,786	119,944
CASH, BEGINNING OF THE PERIOD	1,413,669	113,895
CASH, END OF THE PERIOD	1,552,455	233,839
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	174,137	180,772
Income tax paid
Non-Cash Investing Activities
Right-of-use assets obtained in exchange for operating lease obligations	281,001	58,977
Right-of-use assets offset with operating lease obligations due to lease cancellation	146,630	77,941
Non-Cash Financing Activities
Conversion of investor loans to equity		992,060
Subscription receivable		$ (5,887,546)